INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 8,108,000	$ 3,792,000
State taxes	1,000	1,000
Equity based instruments	374,000	1,585,000
Deferred compensation	916,000	575,000
Intangibles	0	158,000
Derivative liabilities	127,000	120,000
Other	125,000	106,000
Total deferred tax assets	9,651,000	6,337,000
Intangibles	(1,572,000)	(1,687,000)
Warrants	(170,000)	(23,000)
Debt discount	(252,000)	(172,000)
Other	(4,000)	(5,000)
Total deferred tax liabilities	(1,998,000)	(1,887,000)
Less: Valuation allowance	(7,653,000)	(4,450,000)
Net deferred tax assets	$ 0	$ 0